UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09425

Advantage Advisers Whistler Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Whistler Fund, L.L.C.

Financial Statements

For the Six Months Ended September 30, 2012
(Unaudited)

Advantage Advisers Whistler Fund, L.L.C.

Financial Statements

For the Six Months Ended September 30, 2012
 (Unaudited)

Advantage Advisers Whistler Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

September 30, 2012 (Unaudited)

Assets

Investments in investment funds, at fair value (cost $48,688,750)	$50,574,846
Cash and cash equivalents	1,227,399
Receivable from investment funds	6,426,151
Investments in investment funds paid in advance	750,000
Interest receivable	3,365
Other assets	10,448

Total assets	58,992,209

Liabilities

Withdrawals payable	704,440
Accounting and investor services fees payable	63,412
Administration fees payable	47,863
Custodian fees payable	4,500
Accrued expenses	136,655

Total liabilities	956,870

Members’ Capital	$58,035,339

Members’ Capital

Represented by:
Net capital contributions	$56,149,243
Net unrealized appreciation on investments	1,886,096

Members’ Capital	$58,035,339

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments (Unaudited)

Investment Fund (1)	First Acquisition Date	Cost	September 30, 2012 Fair value	% of Investment Fund held	% of Members’ Capital	Liquidity (2)

United States of America

Commodity Trading Advisor
Chichester Commodities US Feeder Fund LLC	04/01/2012	$3,546,105	$3,251,364	21.14%	5.60%	Monthly

Total Commodity Trading Advisor		3,546,105	3,251,364		5.60

Distressed Securities
Harbinger Class L Holdings (U.S.), LLC	01/01/2009	18,053	104,090	0.08	0.18	Quarterly(3)
Harbinger Class PE Holdings (U.S.) Trust	01/01/2009	460,216	406,296	0.30	0.70	Quarterly(3)
Mason Capital, L.P.	12/01/2009	2,646,000	3,041,272	0.13	5.24	Annually
Metacapital Mortgage Opportunities Fund L.P.	05/01/2012	4,300,000	5,044,656	1.75	8.69	Quarterly

Total Distressed Securities		7,424,269	8,596,314		14.81

Event Driven
Camulos Partners LP - Class N	11/01/2005	2,656	880	0.07	—	Quarterly(3)
Camulos Partners LP - Side Pocket - Class I	05/01/2009	741,466	37,277	3.07	0.06	Quarterly(3)
Castlerigg Partners, L.P. - Special Situation	01/01/2009	19,238	13,847	1.67	0.02	Quarterly(3)
Owl Creek II L.P. - Holdback Account	04/01/2012	76,163	113,836	0.01	0.20	Annually(3)
Owl Creek II, L.P. - Side Pocket	05/01/2009	642,469	960,275	0.12	1.66	Annually(3)

Total Event Driven		1,481,992	1,126,115		1.94

Global Fixed Income Relative Value Arbitrage
Concordia G-10 Fixed Income Relative Value I, L.P.	05/01/2012	3,700,000	3,661,915	21.13	6.31	Monthly

Total Global Fixed Income Relative Value Arbitrage		3,700,000	3,661,915		6.31

Global Macro
Autonomy Global Macro Fund, L.P.	06/01/2012	6,700,000	7,245,434	1.52	12.49	Monthly
Eagle Quantitative Macro Fund LLC	06/01/2012	5,300,000	5,142,876	7.45	8.86	Quarterly

Total Global Macro		12,000,000	12,388,310		21.35

Long/Short Equity
Artis Partners 2X L.P. Kior Side Pocket	04/01/2012	356,214	368,240	0.42	0.63	Quarterly(3)
Asian Century Quest Fund (QP), LP	05/01/2010	2,900,000	2,864,753	0.45	4.94	Quarterly
Cobalt Partners, L.P.	03/01/2010	2,992,500	3,237,466	0.23	5.58	Semiannually
Ecofin General Partner Side Pocket	02/01/2009	103,084	65,673	1.98	0.11	Monthly(3)

Total Long/Short Equity		6,351,798	6,536,132		11.26

Multi-Strategy
Eos Partners, L.P.	10/01/1999	595,868	913,826	6.48	1.57	Annually(3)
QVT Associates II L.P. - Liquidating Account	05/01/2012	732,012	979,994	0.35	1.69	Quarterly
Wexford Credit Opportunities Fund, L.P.	08/01/2011	4,000,000	3,812,345	3.87	6.57	Quarterly

Total Multi-Strategy		5,327,880	5,706,165		9.83

Total United States of America		39,832,044	41,266,315		71.10

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments (Unaudited)(continued)

Investment Fund (1)	First Acquisition Date	Cost	September 30, 2012 Fair value	% of Investment Fund held	% of Members’ Capital	Liquidity (2)

Cayman Islands
Event Driven
KL Special Opportunities Fund Ltd.	05/01/2012	$5,100,000	$5,085,057	9.37%	8.76%	Quarterly

Total Event Driven		5,100,000	5,085,057		8.76

Long/Short Equity
Susa European Equities Fund	06/01/2012	2,725,000	2,751,087	4.59	4.74	Monthly

Total Long/Short Equity		2,725,000	2,751,087		4.74

Multi-Strategy
QVT SLV Onshore Ltd.	05/01/2012	766,081	1,095,703	0.40	1.89	Quarterly(3)
QVT Special Investment Onshore Fund Ltd.	05/01/2012	265,625	376,684	0.14	0.65	Quarterly(3)

Total Multi-Strategy		1,031,706	1,472,387		2.54

Total Cayman Islands		8,856,706	9,308,531		16.04

Total		$48,688,750	$50,574,846		87.14%

Other assets, less liabilities(4)			7,460,493		12.86

Members’ Capital			$58,035,339		100.00%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments (Unaudited)(concluded)

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

Global Macro	24.50%
Long/Short Equity	18.36%
Distressed Securities	17.00%
Multi-Strategy	14.19%
Event Driven	12.28%
Global Fixed Income Relative Value Arbitrage	7.24%
Commodity Trading Advisor	6.43%

(1)	Detailed information about the Investment Funds’ portfolio is not available.
(2)	Available frequency of redemptions after initial lock-up period.
(3)

As of September 30, 2012, this underlying Investment Fund has notified the Company of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity as it relates to a portion of or all of the Company’s interests in the Investment Fund.

(4)	Includes $1,227,399 held in a Bank of New York Mellon Account, which is 2.11% of members’ capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)

Investment income
Interest	$4,471

Expenses
Administration fees	328,465
Legal fees	110,316
Accounting and investor services fees	54,504
Audit fees	50,588
Tax fees	30,333
Board of Managers’ fees and expenses	29,831
Insurance expense	10,379
Printing expense	10,027
Custodian fees	5,437
Miscellaneous expenses	55

Total expenses	629,935

Net investment loss	(625,464)

Net realized and unrealized gain/(loss) on investments
Net realized loss on investments	(1,785,460)
Net change in unrealized gain/(loss) on investments	2,139,065

Net realized and unrealized gain/(loss) on investments	353,605

Net decrease in members’ capital resulting from operations	$(271,859)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total

MEMBERS’ CAPITAL, March 31, 2011	$—	$126,096,191	$126,096,191

From investment activities
Net investment loss	—	(1,630,248)	(1,630,248)
Net realized gain on investments	—	7,929,348	7,929,348
Net change in unrealized gain/(loss) on investments	—	(14,781,915)	(14,781,915)
Accrued incentive allocation	592	(592)	—

Net decrease in members’ capital derived from operations	592	(8,483,407)	(8,482,815)

Members’ capital transactions
Capital contributions	—	3,774,723	3,774,723
Capital withdrawals	—	(46,503,491)	(46,503,491)

Net decrease in members’ capital resulting from capital transactions	—	(42,728,768)	(42,728,768)

MEMBERS’ CAPITAL, March 31, 2012	$592	$74,884,016	$74,884,608

From investment activities
Net investment loss	—	(625,464)	(625,464)
Net realized loss on investments	—	(1,785,460)	(1,785,460)
Net change in unrealized gain/(loss) on investments	—	2,139,065	2,139,065
Accrued incentive allocation	1,769	(1,769)	—

Net decrease in members’ capital derived from operations	1,769	(273,628)	(271,859)

Members’ capital transactions
Capital contributions	—	1,279,848	1,279,848
Capital withdrawals	—	(17,857,258)	(17,857,258)

Net decrease in members’ capital resulting from capital transactions	—	(16,577,410)	(16,577,410)

MEMBERS’ CAPITAL September 30, 2012	$2,361	$58,032,978	$58,035,339

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statement of Cash Flows

Six Months Ended September 30, 2012 (Unaudited)

Cash flows from operating activities

Net decrease in members’ capital resulting from operations	$(271,859)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash provided by operating activities:
Net realized loss on investments	1,785,460
Net change in unrealized (gain)/loss on investments	(2,139,065)
Purchases of investment funds	(31,525,000)
Proceeds from withdrawals from investment funds	14,538,201
Decrease in receivable from investment funds	26,259,042
Decrease in investments in investment funds paid in advance	2,950,000
Increase in interest receivable	(2,549)
Decrease in other assets	27,624
Decrease in administration fees payable	(14,081)
Increase in accounting and investor services fees payable	25,925
Increase in custodian fees payable	2,700
Decrease in accrued expenses	(33,869)

Net cash provided by operating activities	11,602,529

Cash flows from financing activities

Capital contributions	1,279,848
Capital withdrawals	(19,249,074)

Net cash used in financing activities	(17,969,226)

Net change in cash and cash equivalents	(6,366,697)
Cash and cash equivalents at beginning of period	7,594,096

Cash and cash equivalents at end of period	$1,227,399

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited)

1.	Organization

Advantage Advisers Whistler Fund, L.L.C. (the “Company”) was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company’s total performance to the equity and fixed income markets.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are currently six members of the Board of Managers. The Company’s investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the “Adviser”). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). The Adviser is responsible for managing the Company’s investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its hedge fund due diligence committee to oversee the Adviser’s investment decision making on behalf of the Company.

The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

Generally, except as provided under applicable law, persons who purchase interests (“Members”) shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member.

2.	Significant Accounting Policies

The Company’s financial statements have been prepared in accordance with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”). The preparation of financial statements in conformity with authoritative guidance requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation

Net asset value of the Company is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The Company’s investments in unregistered investment partnerships and in other registered investment companies (collectively, “Investment Funds”) are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Company’s investments in Investment Funds are carried at fair value. The units of account that are valued by the Company are its interest in Investment Funds and not the underlying holdings of such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Company’s valuation procedures require the Adviser to consider all relevant information available at the time the Company values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds’ compliance with authoritative guidance, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Board of Managers will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Investments).

During the six months ended September 30, 2012, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value, as described below.

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs including the fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or during the first quarter following the measurement date.

Level 3 — other significant unobservable inputs including the fair value of investments in Investment Funds that do not have the ability to redeem at net asset value as of the measurement date or during the first quarter following the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012. Transfers between Level 2 and Level 3 are detailed below.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Company’s investments at fair value:

Description	Total Fair Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs

Commodity Trading Advisor	$3,251,364	$—	$3,251,364	$—
Distressed Securities	8,596,314	—	8,085,928	510,386
Event Driven	6,211,172	—	5,085,057	1,126,115
Global Fixed Income Relative Value Arbitrage	3,661,915	—	3,661,915	—
Global Macro	12,388,310	—	12,388,310	—
Long/Short Equity	9,287,219	—	8,853,306	433,913
Multi-Strategy	7,178,552	—	4,792,339	2,386,213

Total	$50,574,846	$—	$46,118,219	$4,456,627

Authoritative guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2012	Realized gain / (loss)	Change in unrealized appreciation / (depreciation)	Purchases	Sales	Transfers in*	Transfers out**	Balance as of September 30, 2012

Distressed Securities	$3,658,870	$—	$(107,213)	$—	$—	$—	$(3,041,271)	$510,386
Event Driven	1,373,427	(272,207)	412,793	—	(509,001)	582,347	(461,244)	1,126,115
Long/Short Equity	263,594	(114,907)	106,239	—	(189,253)	368,240	—	433,913
Multi-Strategy	5,663,124	194,786	(291,160)	—	(840,579)	1,472,387	(3,812,345)	2,386,213

Total	$10,959,015	$(192,328)	$120,659	$—	$(1,538,833)	$2,422,974	$(7,314,860)	$4,456,627

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2012 is $834,981 and is reflected as part of unrealized gain/(loss) on investments in Investment Funds on the Statement of Operations.

*

Transfers into Level 3 represent investments in Investment Funds that were previously categorized as Level 2 investments for the year ended March 31, 2012. In accordance with authoritative guidance, these investments are being reclassified as Level 3 investments for the period ended September 30, 2012 as the Investment Funds were moved into side pocket investments or the underlying investment was unavailable for redemption within the first quarter following the measurement date.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

**

Transfers out of Level 3 represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2012. In accordance with authoritative guidance, these investments are being reclassified as Level 2 investments for the period ended September 30, 2012 as the Company has the ability to redeem its investment at net asset value as of, or during the first quarter following the measurement date.

The following is a summary of the investment strategies, their redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of September 30, 2012. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of September 30, 2012.

Commodity Trading Advisor

The Investment Fund in the commodity trading advisor strategy seeks to achieve capital appreciation through trading of commodity and financial futures and forward contracts and related options thereon on U.S. and non-U.S. exchanges and markets. The Investment Fund within this strategy provides monthly liquidity and is generally subject to a 30 day redemption notice period and can be redeemed with no restrictions as of September 30, 2012.

Distressed Securities

The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 60 day redemption notice period. Investment Funds representing approximately 6 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 94 percent of the Investment Funds can be redeemed subject to a 25 percent gate and 3 percent redemption fee (59 percent) and with no restrictions (35 percent) as of September 30, 2012. For the period ended September 30, 2012, there was a transfer out of Level 3 of this strategy due to the expiration of a lock up in an Investment Fund.

Event Driven

The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 60 to 90 day redemption notice period. Investment Funds representing approximately 18 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 82 percent of the Investment Funds can be

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Event Driven (continued)
redeemed subject to a 3 percent redemption fee as of September 30, 2012. For the period ended September 30, 2012, there was one transfer into Level 3 of this strategy due to an Investment Fund allocating assets to a side pocket investment. In addition, there was a transfer out of Level 3 due to the closing of a side pocket investment in an Investment Fund.

Global Fixed Income Relative Value Arbitrage

The Investment Fund in the global fixed income relative value arbitrage strategy seeks to achieve an annual return in excess of 10 percent by participating in a diversified portfolio of securities primarily involved in global fixed income arbitrage. The Investment Fund provides monthly liquidity generally subject to a 25 day redemption notice period and can be redeemed with a 2 percent redemption fee as of September 30, 2012.

Global Macro

The Investment Funds in the global macro strategy seek to achieve attractive risk adjusted absolute returns while controlling downside risk and having low correlation to the broad equity and fixed-income market. The Investment Funds focus on global-macro investing in both developed and emerging markets. The Investment Funds provide monthly to quarterly liquidity generally subject to 30 to 60 day redemption notice period. Investment Funds representing approximately 58 percent of the fair value of the investments in this strategy can be redeemed subject to a 25 percent gate and a 5 percent redemption fee. The remaining approximately 42 of the Investment Funds can be redeemed with no restrictions as of September 30, 2012.

Long/Short Equity

The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy provide monthly to semi-annual liquidity and are generally subject to a 30 to 90 day redemption notice period. Investment Funds representing approximately 5 percent of the fair value of the investments in this strategy are side pocket investments. Of the remaining approximately 95 percent of the Investment Funds, 35 percent can be redeemed with no restrictions, 31 percent can be redeemed subject to a 50 percent gate and 29 percent can be redeemed subject to a 3 percent redemption fee as of September 30, 2012. For the period ended September 30, 2012, there was one transfer into Level 3 of this strategy due to an Investment Fund allocating assets to a side pocket investment.

Multi-Strategy

The Investment Funds in multi-strategy seek to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy provide quarterly to

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Multi-Strategy (continued)
annual liquidity and are generally subject to a 65 to 90 day redemption notice period. Investment Funds representing approximately 33 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. Investment Funds representing 53 percent of the value of investments in this strategy can be redeemed subject to a 25 percent gate. The remaining 14 percent can be redeemed subject to a 10 percent gate as of September 30, 2012. For the period ended September 30, 2012, there was one transfer into Level 3 of this strategy due to an Investment Fund allocating assets to a side pocket investment. In addition, there was one transfer out of Level 3 in this strategy due to the expiration of a lock up period within the first quarter following the measurement date.

A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

b. Revenue and Expense Recognition

Investment transactions are recorded on a trade date basis. Interest income and expenses are recorded on the accrual basis. Realized gains and losses are accounted for on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption.

c. Cash and Cash Equivalents

The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At September 30, 2012, the Company held $1,227,399 in cash and cash equivalents at The Bank of New York Mellon.

d. Income Taxes

No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company’s income.

The Company has reclassified $1,630,248 from accumulated net investment loss and $7,929,348 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2012. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company’s Members and had no effect on members’ capital.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

d. Income Taxes (continued)

In accordance with authoritative guidance, management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years, taking into consideration the statute of limitations in the respective jurisdictions, and has concluded that no provision for income tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to country tax expense in the Statement of Operations. During the six months ended September 30, 2012, the Company did not incur any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company’s members’ capital, determined as of the beginning of the month.

Net profit or net losses of the Company for each fiscal period is allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account; as defined below) as of the last day of each fiscal period, in accordance with Members’ respective investment percentages for the fiscal period. The Special Advisory Account is a non-voting special account held by the Adviser solely for the purpose of receiving Incentive Allocation, as defined below. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an “Incentive Allocation”) shall be debited from the Member’s capital account (including the Adviser’s capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser’s status as the “Special Advisory Member” is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. Based upon the profits for the period from January 1, 2012 through September 30, 2012, the Incentive Allocation accrued is $2,361. This amount has been reallocated to the Special Advisory Account, however, the amount will not be realized until the end of the calendar year, and is subject to change.

Each member of the Board of Managers (a “Manager”) who is not an “interested person” of the Company, as defined by the Act (collectively, the “Independent Managers”), receives an annual retainer of $6,000 plus a fee for each meeting attended. The lead Independent Manager and the chair of the audit committee receive a supplemental retainer of $3,000 and $1,500 per annum, respectively. Any Manager who is an “interested person” does not receive any annual or other fee from the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

The Bank of New York Mellon serves as custodian of the Company’s assets.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon AIS”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays BNY Mellon AIS a fee for these services, based primarily on the average members’ capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $20,813 for the six months ended September 30, 2012.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Investments

Aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2012, amounted to $31,525,000 and $14,538,201, respectively. At March 31, 2012, the cost of investments for Federal income tax purposes was estimated at $48,871,299. For Federal income tax purposes, at March 31, 2012, accumulated net unrealized depreciation on investments was $17,265,095 consisting of $3,563,160 gross unrealized appreciation and $20,828,255 gross unrealized depreciation.

Complete information about the underlying investments held by the Investment Funds is not readily available. Therefore it is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Company’s proportionate share exceeded 5% of the Company’s members’ capital at September 30, 2012.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. To meet its obligations associated with various liabilities, the Company generally redeems from its investments in Investment Funds. However, the Company’s investments in the investment funds may only be redeemed on a limited basis in accordance with the respective investment fund’s offering memorandum. As a result, the Company may not be able to liquidate some of its investments in a timely manner to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any particular Investment Fund.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

5.	Investments (continued)

In addition, the advisors of the underlying Investment Funds may, at their discretion, transfer a portion of the Company’s investment into share classes where liquidity terms are directed by the advisor in accordance with the respective Investment Fund’s offering memorandum, commonly referred to as side pocket share classes. These side pocket share classes may have restricted liquidity and prohibit the Company from fully liquidating its investments without delay. The Adviser attempts to determine the Investment Fund’s strategy on side pockets prior to making an allocation to the Investment Fund through its due diligence process. However, no assurance can be given on whether or not the Investment Fund will implement side pockets during the investment period. The advisors of the Investment Funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity which could impact the Company’s ability to meet shareholder redemptions. As of September 30, 2012, approximately $4,457,000 or 7.70% of members’ capital were considered illiquid by the Company.

During the six months ended September 30, 2012, certain of the Company’s Investment Funds had liquidity exposure related to the bankruptcy of Lehman Brothers Holdings, Inc. and its subsidiaries (“Lehman”). The exposure is based on estimates of the recovery value of the Investment Fund’s assets currently held at Lehman and/or amounts owed to the Investment Funds by Lehman. These estimates are based on information received from the majority, but not all, of the advisors, and the Company has no way of independently verifying or otherwise confirming the accuracy of the information provided. As a result, there can be no guarantee that such estimates are accurate. There is significant uncertainty with respect to the ultimate outcome of the Lehman insolvency proceedings and, therefore, the amounts ultimately recovered from Lehman could be different than such estimates. Based on the information received, the gross exposure to Lehman did not materially affect the Company’s members’ capital.

6.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company’s risk of loss is limited to the fair value of these Investment Funds as reported by the Company.

The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2012 (Unaudited) (concluded)

7.	Financial Highlights

The following represents the ratios to average members’ capital and other supplemental information for the periods indicated:

	Six Months Ended September 30, 2012 (unaudited)

		Years Ended March 31,

		2012		2011	2010	2009	2008

Members’ capital, end of period (000s)	$58,035	$74,885		$126,096	$160,680	$151,616	$230,668
Ratio of net investment loss to average members’ capital*	(1.87%)	(1.62%)		(1.41%)	(1.34%)	(1.40%)	(1.36%)
Ratio of expenses to average members’ capital*	1.88%	1.62%		1.41%	1.34%	1.44%	1.40%
Ratio of incentive allocation to average members’ capital	0.01%	0.00	%(1)	0.04%	0.05%	0.07%	1.29%
Total return - gross**	0.04%	(6.44%)		2.45%	18.03%	(22.69%)	7.48%
Total return - net**	0.03%	(6.44%)		2.40%	17.97%	(22.69%)	5.93%
Portfolio turnover rate	31.65%	7.33%		23.21%	46.48%	2.73%	18.24%
Average debt ratio	—	—		—	—	—	0.52%

*

The ratios do not include net investment income or expenses of the underlying Investment Funds. The ratios do not reflect the effect of the Incentive Allocation to the Special Advisory Account. An individual member’s ratios may vary from the above due to the Incentive Allocation, if applicable, and the timing of capital transactions. Ratios for periods less than a full year have been annualized.

**

Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Account, if any. Total return does not reflect the deduction of placement fees, if any, incurred when contributing to the Company. An individual member’s total return may vary from the above due to Incentive Allocation, if applicable, and the timing of capital transactions. Total return for periods less than a full year have not been annualized.

(1)	Represents an amount less than 0.01%.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events requiring additional disclosure in the financial statements through this date except as disclosed below:

The Company received initial and additional capital contributions from Members of $789,759.

Advantage Advisers Whistler Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.	Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Company’s policies and procedures with respect to the voting of proxies relating to the Company’s Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the SEC’s website at http://www.sec.gov.

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Supplement to confidential memorandum is available without charge, upon request, by calling Oppenheimer Asset Management, Inc. collect at (212) 667-4225.

Independent Managers

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Jesse H. Ausubel, 61 c/o Oppenheimer Asset Management Inc. 85 Broad Street New York, NY 10004 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present). Mr. Ausubel is a Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate.	2

Lawrence Becker, 57 c/o Oppenheimer Asset Management Inc. 85 Broad Street New York, NY 10004 Manager	Indefinite; Since October 2003

Private investor in real estate investment management concerns. From February 2000 through June 2003, he was V.P.—Controller/Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a Managing Director—Controller/Treasurer of Oppenheimer Capital and its Quest for Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund, Inc. and The India Fund Inc.; and Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate.

			2

James E. Buck, 76 c/o Oppenheimer Asset Management Inc. 85 Broad Street New York, NY 10004 Manager	Indefinite; since April 2003	Retired in 2002 as Senior Vice President and Corporate Secretary of the New York Stock Exchange, Inc. (the “Exchange”) and the subsidiaries of the Exchange, including the NYSE Foundation. Mr. Buck is a Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate.	2

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Luis Rubio, 57 c/o Oppenheimer Asset Management Inc. 85 Broad Street New York, NY 10004 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same (1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; and Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate; and Director of Empresas Ica SA de CV, a Mexican construction company (since 2006).	2

Janet L. Schinderman, 61 c/o Oppenheimer Asset Management Inc. 85 Broad Street New York, NY 10004 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects. Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; Manager of Advantage Advisers Xanthus Fund L.L.C., which is an affiliate; and Independent director for two registered investment companies advised by The Central Park Group.	2

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (continued)

Interested Manager

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Bryan McKigney,* 54, c/o Oppenheimer Asset Management Inc. 85 Broad Street New York, NY 10004 Manager, President, CEO	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and the Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate.	2

Company Officers

In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Name, Age, Address (1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years

Stephen C. Beach, 59 Chief Compliance Officer	Indefinite; Since March 18, 2005

Since February 2005, Mr. Beach has been the Chief Compliance Officer for Oppenheimer Asset Management Inc. Prior to that, he had his own law firm with a focus on mutual funds, Investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law during the period 1999 – 2001.

Vineet Bhalla, 52 Chief Financial Officer	Indefinite; Since July 27, 2005

Mr. Bhalla has been a Senior Director at Oppenheimer Asset Management Inc. since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (concluded)

Name, Age, Address (1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years

with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Deborah Kaback, 61 Chief Legal Officer and Vice President	Indefinite; Since July 23, 2003

Ms. Kaback has been a Managing Director at Oppenheimer Asset Management Inc. since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Bryan McKigney, 54 President, CEO, and Manager	Indefinite term for President and CEO; Since September 23, 2004. Indefinite term for Manager; since December 1, 2004;

Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and the Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

* “Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)	The address of each officer is c/o Oppenheimer Asset Management, 125 Broad Street, 14th Floor, New York, New York 10004.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Whistler Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	12/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	12/5/12

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	12/5/12

* Print the name and title of each signing officer under his or her signature.